INCOME TAX EXPENSE (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAX EXPENSE

The provision for income tax expense consisted of the following:

	Six months ended June 30,
	2024	2025
Current income tax	$1,665,092	$2,465,661
Deferred income tax benefit	(27,357)	(136,389)

Income tax expense	$1,637,735	$2,329,272

SCHEDULE OF EFFECTIVE INCOME TAX RATE

The summary of sales tax (including VAT and GST) and effective income tax rate by the governing countries are as follows:-

Jurisdiction	VAT or Sales tax Rate		Income Tax Rate
	2024	2025	2024	2025
France	20%	20%	25%	25%
Australia	10%	10%	30%	30%
South Korea	10%	10%	10%	10%
Japan	10%	10%	32.1%-33.6%	32.1%-33.6%
United Kingdom	20%	20%	25%	25%
Singapore	9%	9%	17%	17%

SCHEDULE OF EFFECTIVE INCOME TAX RATE BASED ON INCOME (LOSS) BEFORE INCOME TAX EXPENSE

The reconciliation of income tax rate to the effective income tax rate based on income (loss) before income tax expense for the six months ended June 30, 2024 and 2025 are as follows:

	Six months ended June 30,
	2024	2025
Income before income taxes	$7,003,351	$12,353,347
Effective income tax rate	17%	17%
Income tax expense at statutory rate	1,190,569	2,100,068
Effect of different tax rates in other countries	60,444	7,223
Income not subject to tax deduction	-	(273,615)
Expenses not subject to tax deduction	343,293	2,150
Net operating losses	42,269	468,263
Other tax adjustments	1,160	25,183
Income tax expense	1,637,735	2,329,272